UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2016	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Common Stock (96.8%)
Aerospace & Defense (3.2%)
Boeing	2,900	$348
L-3 Communications Holdings, Cl 3	2,600	304
Northrop Grumman	4,000	740
Orbital ATK	1,500	135
Raytheon	2,400	308
Triumph Group	4,100	105
United Technologies	9,000	789

		2,729

Agricultural Operations (0.6%)
Archer-Daniels-Midland	14,400	509

Agricultural Products (0.7%)
Bunge	4,900	304
Ingredion	3,100	312

		616

Air Freight & Logistics (0.4%)
FedEx	2,300	306

Aircraft (1.3%)
Alaska Air Group	4,800	338
Delta Air Lines	9,600	425
Southwest Airlines	8,000	301

		1,064

Apparel Retail (0.2%)
Gap	6,400	158

Asset Management & Custody Banks (0.7%)
Ameriprise Financial	2,500	227
State Street	6,300	351

		578

Automotive (3.2%)
American Axle & Manufacturing Holdings*	12,100	155
Autoliv	1,000	103
Cooper Tire & Rubber	7,900	288
Ford Motor	67,000	800
General Motors	26,000	771
Goodyear Tire & Rubber	9,600	273
Lear	3,000	311

		2,701

Automotive Retail (0.2%)
Group 1 Automotive	2,600	140

Banks (9.9%)
Bank of America	79,700	1,127
CIT Group	7,500	220
Fifth Third Bancorp	27,200	430
Huntington Bancshares	27,400	235
JPMorgan Chase	37,400	2,225
Keycorp	37,700	421
PNC Financial Services Group	7,100	615
Regions Financial	48,400	393
SunTrust Banks	13,900	509
US Bancorp	7,300	293

	Shares	Value (000)
Banks (continued)
Wells Fargo	36,400	$1,828

		8,296

Biotechnology (0.9%)
Amgen	2,200	336
Baxalta	4,700	188
Gilead Sciences	2,900	241

		765

Broadcasting, Newspapers & Advertising (0.2%)
TEGNA	8,600	207

Business Services (0.0%)
RMR Group*	147	3

Chemicals (1.7%)
Celanese, Cl A	6,500	414
Dow Chemical	16,300	684
Eastman Chemical	3,900	239
Huntsman	8,700	75

		1,412

Commercial Printing (0.2%)
RR Donnelley & Sons	10,100	141

Computer & Electronics Retail (0.5%)
Best Buy	9,400	262
GameStop, Cl A	5,600	147

		409

Computers & Services (6.0%)
Apple	3,300	321
CA	4,500	129
Computer Sciences	4,900	157
EMC	21,200	525
Hewlett Packard Enterprise	30,200	416
HP	30,200	293
International Business Machines	6,300	786
Microsoft	22,900	1,262
Oracle	15,300	556
Symantec	18,900	375
Western Digital	4,300	206

		5,026

Consumer Discretionary (1.2%)
Procter & Gamble	12,900	1,054

Diversified Metals & Mining (0.0%)
Freeport-McMoRan	8,700	40

Electrical Services (7.9%)
Ameren	7,900	355
American Electric Power	15,900	969
Consolidated Edison	6,700	465
Duke Energy	5,000	377
Edison International	9,100	562
Entergy	5,200	367
Exelon	12,200	361
General Electric	71,200	2,072
Pinnacle West Capital	5,900	391
Public Service Enterprise Group	17,100	706

		6,625

Schedule of Investments January 31, 2016	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Fertilizers & Agricultural Chemicals (0.5%)
CF Industries Holdings	6,100	$183
Mosaic	9,100	220

		403

Financial Services (4.6%)
American Express	4,500	241
Capital One Financial	8,000	525
Citigroup	34,200	1,456
Discover Financial Services	3,900	179
Goldman Sachs Group	5,700	921
Morgan Stanley	13,400	347
Navient	17,400	166

		3,835

Food, Beverage & Tobacco (1.0%)
Cal-Maine Foods	4,200	212
Supervalu*	29,600	135
Tyson Foods, Cl A	8,100	432
Universal	1,400	76

		855

General Merchandise Stores (0.5%)
Target	6,300	456

Health Care Distributors (0.3%)
Cardinal Health	3,400	277

Health Care Equipment (0.4%)
Medtronic	4,500	341

Health Care Services (1.5%)
Express Scripts Holding*	6,000	431
HCA Holdings*	6,000	417
Quest Diagnostics	6,800	447

		1,295

Homefurnishing Retail (0.2%)
Bed Bath & Beyond*	4,000	173

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	2,300	309

Independent Power Producers & Energy Traders (0.2%)
AES	18,800	179

Insurance (8.4%)
Aetna	4,400	448
Aflac	3,700	214
Allstate	8,700	527
American International Group	18,100	1,022
Anthem	4,100	535
Assurant	3,600	293
Chubb	2,700	305
CIGNA	1,800	241
Hartford Financial Services Group	9,100	366
Lincoln National	6,800	268
MetLife	15,300	683
Prudential Financial	9,700	680
Travelers	7,100	760
UnitedHealth Group	3,900	449

	Shares	Value (000)
Insurance (continued)
Unum Group	9,900	$284

		7,075

IT Consulting & Other Services (0.2%)
CSRA	4,900	131

Machinery (2.2%)
AGCO	4,900	239
Caterpillar	7,900	492
Cummins	3,100	279
Deere	5,800	446
Oshkosh	4,400	145
Parker-Hannifin	2,300	223

		1,824

Metal & Glass Containers (0.1%)
Owens-Illinois*	5,800	75

Mortgage REIT’s (0.4%)
Annaly Capital Management	37,500	356

Motorcycle Manufacturers (0.3%)
Harley-Davidson	5,400	216

Multimedia (1.2%)
Time Warner	8,700	613
Viacom, Cl B	8,400	383

		996

Multi-Sector Holdings (1.9%)
Berkshire Hathaway, Cl B*	12,200	1,583

Office Electronics (0.5%)
Xerox	40,000	390

Office Equipment (0.2%)
Pitney Bowes	7,700	151

Office REIT’s (0.6%)
Brandywine Realty Trust	17,800	228
Mack-Cali Realty	13,700	285

		513

Oil & Gas Equipment & Services (1.1%)
Cameron International*	6,700	440
National Oilwell Varco	10,200	332
Oceaneering International	3,900	132

		904

Paper & Paper Products (0.6%)
Domtar	7,800	251
International Paper	6,800	233

		484

Paper Packaging (0.4%)
Avery Dennison	5,300	323
WestRock	1,113	39

		362

Petroleum & Fuel Products (9.3%)
Chevron	15,900	1,375
Exxon Mobil	38,800	3,020
Hess	4,600	195
HollyFrontier	11,000	385
Marathon Petroleum	12,900	539

Schedule of Investments January 31, 2016	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Petroleum & Fuel Products (continued)
Murphy Oil	5,700	$112
Nabors Industries	13,900	102
Phillips 66	8,100	649
Rowan, Cl A	17,400	220
Tesoro	4,800	419
Valero Energy	11,400	774

		7,790

Pharmaceuticals (7.6%)
AbbVie	4,200	230
Johnson & Johnson	26,300	2,747
Merck	23,800	1,206
Pfizer	71,500	2,180

		6,363

Printing & Publishing (0.2%)
Gannett	4,300	64
Lexmark International, Cl A	4,400	124

		188

Railroads (0.4%)
Norfolk Southern	5,000	353

Reinsurance (0.2%)
Reinsurance Group of America, Cl A	1,700	143

Retail (2.1%)
Kohl’s	8,200	408
Macy’s	6,000	242
Wal-Mart Stores	17,100	1,135

		1,785

Semi-Conductors/Instruments (1.9%)
Intel	51,500	1,598

Specialized REIT’s (1.4%)
DuPont Fabros Technology	7,700	255
GEO Group	6,100	181
Hospitality Properties Trust	8,900	210
LaSalle Hotel Properties	8,000	177
Omega Healthcare Investors	12,500	396

		1,219

Technology Distributors (0.3%)
Tech Data*	4,200	262

Telephones & Telecommunications (6.7%)
AT&T	47,200	1,702
Brocade Communications Systems	30,500	243
Cisco Systems	57,100	1,358
Corning	34,600	644
Juniper Networks	13,300	314
QUALCOMM	16,400	744
Verizon Communications	12,300	615

		5,620

Total Common Stock
(Cost $77,745)		81,283

	Shares/ Face Amount (000)	Value (000)
Foreign Common Stock (2.0%)
Chemicals (0.4%)
LyondellBasell Industries, Cl A	4,000	$312

Computers & Services (0.3%)
Seagate Technology	8,000	232

Insurance (0.4%)
XL Group, Cl A	10,400	377

Reinsurance (0.9%)
Endurance Specialty Holdings	4,200	260
Everest Re Group	1,700	305
Validus Holdings	5,200	230

		795

Total Foreign Common Stock
(Cost $1,334)		1,716

Repurchase Agreement (0.7%)
Morgan Stanley 0.250%, dated 01/29/16, to be repurchased on 02/01/16, repurchase price $566 (collateralized by various U.S. Treasury Notes, par values ranging from $1 to $180, 0.625% to 2.250%, 3/31/16 to 11/15/25; with a total market value of $577)	$566	566

Total Repurchase Agreement
(Cost $566)		566

Total Investments — 99.5%
(Cost $79,645)†		$83,565

Percentages are based on Net Assets of $84,004 (000).

Cl — Class

REIT — Real Estate Investment Trust

*	Non-income producing security.

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $79,645 (000), and the unrealized appreciation and depreciation were $13,654 (000) and ($9,734) (000) respectively.

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$81,283	$—	$—	$81,283
Foreign Common Stock	1,716	—	—	1,716
Repurchase Agreement	—	566	—	566
Total Investments in Securities	$82,999	$566	$—	$83,565

Schedule of Investments January 31, 2016	(Unaudited)

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2016, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-002-1900

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016